Portfolio of investments—July 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Long positions: 113.55% Common stocks: 99.92%
Australia: 2.16%
Fortescue Ltd. (Materials, Metals & mining)	101,874	$1,267,601
Helia Group Ltd. (Financials, Financial services)	591,793	1,546,571
Rio Tinto Ltd. (Materials, Metals & mining)	98,839	7,594,996
		10,409,168
Canada: 3.10%
Barrick Gold Corp. (Materials, Metals & mining)	121,400	2,249,239
Brookfield Renewable Corp. Class A (Utilities, Independent power and renewable electricity producers)	17,900	503,168
Canadian Imperial Bank of Commerce (Financials, Banks)	24,700	1,277,355
Empire Co. Ltd. Class A (Consumer staples, Consumer staples distribution & retail)	162,500	4,295,984
Great-West Lifeco, Inc. (Financials, Insurance)	43,500	1,306,591
Kinross Gold Corp. (Materials, Metals & mining)	137,500	1,249,864
Power Corp. of Canada (Financials, Insurance)	141,400	4,092,525
		14,974,726
Denmark: 2.08%
Danske Bank AS (Financials, Banks)	328,704	10,052,585
France: 2.31%
Carrefour SA (Consumer staples, Consumer staples distribution & retail)	416,370	6,211,087
Engie SA (Utilities, Multi-utilities)	291,276	4,578,906
Orange SA (Communication services, Diversified telecommunication services)	34,779	385,952
		11,175,945
Germany: 2.33%
Daimler Truck Holding AG (Industrials, Machinery)	69,333	2,676,874
Deutsche Bank AG (Financials, Capital markets)	97,839	1,522,910
Heidelberg Materials AG (Materials, Construction materials)	67,640	7,046,680
		11,246,464
Hong Kong: 1.57%
Swire Pacific Ltd. Class A (Real estate, Real estate management & development)	877,500	7,569,996
Ireland: 0.74%
Alkermes PLC (Health care, Biotechnology)†#	30,788	841,128
Trane Technologies PLC (Industrials, Building products)#	8,129	2,717,362
		3,558,490
Israel: 0.06%
Check Point Software Technologies Ltd. (Information technology, Software)†#	1,667	305,811
See accompanying notes to portfolio of investments
Allspring Global Long/Short Equity Fund | 1

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Italy: 0.59%
Banca Monte dei Paschi di Siena SpA (Financials, Banks)	522,586	$2,851,677
Japan: 8.77%
Chubu Electric Power Co., Inc. (Utilities, Electric utilities)	76,700	967,073
Disco Corp. (Information technology, Semiconductors & semiconductor equipment)	2,800	936,310
ENEOS Holdings, Inc. (Energy, Oil, gas & consumable fuels)	231,700	1,214,002
Hitachi Construction Machinery Co. Ltd. (Industrials, Machinery)	101,200	2,520,600
Japan Post Bank Co. Ltd. (Financials, Banks)	350,900	3,651,524
JFE Holdings, Inc. (Materials, Metals & mining)	295,000	4,321,266
Kawasaki Kisen Kaisha Ltd. (Industrials, Marine transportation)	37,900	582,339
Mitsui OSK Lines Ltd. (Industrials, Marine transportation)	20,200	641,616
Modec, Inc. (Energy, Energy equipment & services)	221,400	4,129,995
Namura Shipbuilding Co. Ltd. (Industrials, Machinery)	77,800	1,008,960
Nippon Express Holdings, Inc. (Industrials, Air freight & logistics)	15,500	766,953
Nippon Yusen KK (Industrials, Marine transportation)	212,700	6,854,019
Osaka Gas Co. Ltd. (Utilities, Gas utilities)	266,000	6,020,682
SCREEN Holdings Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	15,200	1,288,044
Shionogi & Co. Ltd. (Health care, Pharmaceuticals)	10,700	470,683
Shizuoka Financial Group, Inc. (Financials, Banks)	18,600	185,782
Tokyo Electric Power Co. Holdings, Inc. (Utilities, Electric utilities)†	1,352,800	6,775,850
		42,335,698
Netherlands: 1.44%
CNH Industrial NV (Industrials, Machinery)#	63,907	680,610
EXOR NV (Financials, Financial services)	31,314	3,210,073
Stellantis NV (Consumer discretionary, Automobiles)	182,527	3,041,641
		6,932,324
Norway: 0.06%
Wallenius Wilhelmsen ASA (Industrials, Marine transportation)	30,123	280,091
Singapore: 0.25%
Wilmar International Ltd. (Consumer staples, Food products)	512,900	1,223,027
Spain: 0.02%
Aena SME SA (Industrials, Transportation infrastructure)144A	603	114,569
Sweden: 2.94%
Securitas AB Class B (Industrials, Commercial services & supplies)	236,280	2,541,806
SSAB AB Class A (Materials, Metals & mining)	58,411	301,354
SSAB AB Class B (Materials, Metals & mining)	111,433	564,821
Trelleborg AB Class B (Industrials, Machinery)	3,672	136,461
Volvo AB Class A (Industrials, Machinery)	70,443	1,831,271
Volvo AB Class B (Industrials, Machinery)	345,381	8,814,383
		14,190,096
Switzerland: 2.17%
Adecco Group AG (Industrials, Professional services)	239,518	8,152,789
See accompanying notes to portfolio of investments
2 | Allspring Global Long/Short Equity Fund

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Switzerland(continued)
Bunge Global SA (Consumer staples, Food products)#	865	$91,024
Roche Holding AG Swiss Stock Exchange (Health care, Pharmaceuticals)	6,396	2,249,549
		10,493,362
United Kingdom: 5.94%
Centrica PLC (Utilities, Multi-utilities)	4,351,267	7,418,797
CK Hutchison Holdings Ltd. (Industrials, Industrial conglomerates)	899,000	4,696,473
J Sainsbury PLC (Consumer staples, Consumer staples distribution & retail)	298,807	1,059,628
Royalty Pharma PLC Class A (Health care, Pharmaceuticals)#	45,057	1,269,256
Standard Chartered PLC (Financials, Banks)	761,860	7,525,870
Vodafone Group PLC (Communication services, Wireless telecommunication services)	7,204,922	6,742,002
		28,712,026
United States: 63.39%
AbbVie, Inc. (Health care, Biotechnology)#	8,323	1,542,418
Adobe, Inc. (Information technology, Software)†#	2,167	1,195,426
Akamai Technologies, Inc. (Information technology, IT services)†#	44,288	4,352,625
Allstate Corp. (Financials, Insurance)#	4,461	763,366
Alphabet, Inc. Class A (Communication services, Interactive media & services)#	48,810	8,372,867
Alphabet, Inc. Class C (Communication services, Interactive media & services)#	45,936	7,953,818
Amazon.com, Inc. (Consumer discretionary, Broadline retail)†#	10,382	1,941,226
AMC Networks, Inc. Class A (Communication services, Media)†#	251,057	2,794,264
American Tower Corp. (Real estate, Specialized REITs)#	5,434	1,197,654
Amphenol Corp. Class A (Information technology, Electronic equipment, instruments & components)#	1,879	120,745
Apple, Inc. (Information technology, Technology hardware, storage & peripherals)#	41,178	9,144,810
AppLovin Corp. Class A (Information technology, Software)†#	39,644	3,056,552
Arista Networks, Inc. (Information technology, Communications equipment)†#	1,450	502,498
AT&T, Inc. (Communication services, Diversified telecommunication services)#	119,112	2,292,906
Bank of New York Mellon Corp. (Financials, Capital markets)#	164,002	10,671,610
Beazer Homes USA, Inc. (Consumer discretionary, Household durables)†#	40,977	1,379,696
Berkshire Hathaway, Inc. Class B (Financials, Financial services)†#	3,017	1,322,954
Broadcom, Inc. (Information technology, Semiconductors & semiconductor equipment)#	27,910	4,484,579
Builders FirstSource, Inc. (Industrials, Building products)†#	3,124	522,864
Carlisle Cos., Inc. (Industrials, Building products)#	4,706	1,969,837
CDW Corp. (Information technology, Electronic equipment, instruments & components)#	5,470	1,193,062
Centene Corp. (Health care, Health care providers & services)†#	142,431	10,955,793
Central Garden & Pet Co. (Consumer staples, Household products)†#	40,969	1,632,205
See accompanying notes to portfolio of investments
Allspring Global Long/Short Equity Fund | 3

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
United States(continued)
Chegg, Inc. (Consumer discretionary, Diversified consumer services)†#	556,247	$1,896,802
Collegium Pharmaceutical, Inc. (Health care, Pharmaceuticals)†#	22,401	864,007
Comcast Corp. Class A (Communication services, Media)#	202,358	8,351,315
Conagra Brands, Inc. (Consumer staples, Food products)#	4,790	145,233
Constellation Energy Corp. (Utilities, Electric utilities)#	1,980	375,804
Corebridge Financial, Inc. (Financials, Financial services)#	206,604	6,105,148
Costco Wholesale Corp. (Consumer staples, Consumer staples distribution & retail)#	2,085	1,713,870
CVS Health Corp. (Health care, Health care providers & services)#	135,244	8,159,271
D.R. Horton, Inc. (Consumer discretionary, Household durables)#	29,000	5,217,970
Deckers Outdoor Corp. (Consumer discretionary, Textiles, apparel & luxury goods)†#	89	82,114
Digital Realty Trust, Inc. (Real estate, Specialized REITs)#	6,140	917,869
Domino’s Pizza, Inc. (Consumer discretionary, Hotels, restaurants & leisure)#	10,180	4,364,166
Dorian LPG Ltd. (Energy, Oil, gas & consumable fuels)#	33,283	1,359,943
Dream Finders Homes, Inc. Class A (Consumer discretionary, Household durables)†#	105,655	3,333,415
Expeditors International of Washington, Inc. (Industrials, Air freight & logistics)#	42,965	5,362,891
FedEx Corp. (Industrials, Air freight & logistics)#	10,697	3,233,168
Host Hotels & Resorts, Inc. (Real estate, Hotel & resort REITs)#	135,198	2,367,317
Huntington Ingalls Industries, Inc. (Industrials, Aerospace & defense)#	36,408	10,193,512
Incyte Corp. (Health care, Biotechnology)†#	109,058	7,096,404
International Business Machines Corp. (Information technology, IT services)#	9,980	1,917,557
Jabil, Inc. (Information technology, Electronic equipment, instruments & components)#	51,220	5,770,957
Jackson Financial, Inc. Class A (Financials, Financial services)#	25,415	2,238,045
Kimberly-Clark Corp. (Consumer staples, Household products)#	10,741	1,450,572
Kraft Heinz Co. (Consumer staples, Food products)#	266,457	9,381,951
Kroger Co. (Consumer staples, Consumer staples distribution & retail)#	3,596	195,982
Leidos Holdings, Inc. (Industrials, Professional services)#	4,086	590,018
Lennar Corp. Class A (Consumer discretionary, Household durables)#	12,413	2,196,232
Lockheed Martin Corp. (Industrials, Aerospace & defense)#	3,968	2,150,339
Masco Corp. (Industrials, Building products)#	87,384	6,802,844
MasterBrand, Inc. (Industrials, Building products)†#	62,582	1,129,605
MercadoLibre, Inc. (Consumer discretionary, Broadline retail)†#	103	171,897
Merchants Bancorp (Financials, Financial services)#	20,744	933,480
Meta Platforms, Inc. Class A (Communication services, Interactive media & services)#	15,879	7,539,826
Micron Technology, Inc. (Information technology, Semiconductors & semiconductor equipment)#	42,786	4,698,759
Microsoft Corp. (Information technology, Software)#	19,715	8,247,770
Molina Healthcare, Inc. (Health care, Health care providers & services)†#	8,726	2,977,922
Molson Coors Beverage Co. Class B (Consumer staples, Beverages)#	190,317	10,058,253
See accompanying notes to portfolio of investments
4 | Allspring Global Long/Short Equity Fund

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
United States(continued)
National Storage Affiliates Trust (Real estate, Specialized REITs)#	4,928	$209,785
NRG Energy, Inc. (Utilities, Electric utilities)#	41,805	3,142,482
NVIDIA Corp. (Information technology, Semiconductors & semiconductor equipment)#	106,510	12,463,800
Oracle Corp. (Information technology, Software)#	3,114	434,247
OraSure Technologies, Inc. (Health care, Health care equipment & supplies)†#	105,983	474,804
PACCAR, Inc. (Industrials, Machinery)#	96,247	9,495,729
Pactiv Evergreen, Inc. (Materials, Containers & packaging)#	19,684	258,648
Photronics, Inc. (Information technology, Semiconductors & semiconductor equipment)†#	85,629	2,175,833
Powell Industries, Inc. (Industrials, Electrical equipment)#	13,403	2,461,193
PulteGroup, Inc. (Consumer discretionary, Household durables)#	68,684	9,066,288
QUALCOMM, Inc. (Information technology, Semiconductors & semiconductor equipment)#	29,643	5,363,901
REV Group, Inc. (Industrials, Machinery)#	107,694	3,142,511
Salesforce, Inc. (Information technology, Software)#	16,295	4,217,146
SBA Communications Corp. Class A (Real estate, Specialized REITs)#	10,003	2,196,059
Shutterstock, Inc. (Communication services, Interactive media & services)#	25,621	1,132,961
SIGA Technologies, Inc. (Health care, Pharmaceuticals)#	10,313	102,924
Solventum Corp. (Health care, Health care equipment & supplies)†#	16,309	960,274
Telephone & Data Systems, Inc. (Communication services, Wireless telecommunication services)#	57,866	1,226,759
Tyson Foods, Inc. Class A (Consumer staples, Food products)#	112,017	6,821,835
United Therapeutics Corp. (Health care, Biotechnology)†#	17,332	5,429,942
Verizon Communications, Inc. (Communication services, Diversified telecommunication services)#	85,252	3,454,411
Viatris, Inc. (Health care, Pharmaceuticals)#	596,685	7,196,021
VICI Properties, Inc. (Real estate, Specialized REITs)#	39,766	1,243,085
Vistra Corp. (Utilities, Independent power and renewable electricity producers)#	36,553	2,895,729
Williams-Sonoma, Inc. (Consumer discretionary, Specialty retail)#	6,962	1,076,882
Xerox Holdings Corp. (Information technology, Technology hardware, storage & peripherals)#	6,978	75,118
Zoom Video Communications, Inc. Class A (Information technology, Software)†#	9,365	565,646
		306,240,016
Total common stocks (Cost $440,930,376)		482,666,071

	Dividend rate
Preferred stocks: 0.03%
Germany: 0.03%
Bayerische Motoren Werke AG (Consumer discretionary, Automobiles)	6.52	1,928	165,291
Total preferred stocks (Cost $129,936)			165,291
See accompanying notes to portfolio of investments
Allspring Global Long/Short Equity Fund | 5

Portfolio of investments—July 31, 2024 (unaudited)

	Expiration date	Shares	Value
Warrants: 0.00%
Canada: 0.00%
Constellation Software, Inc. (Information technology, Software)♦†	3-31-2040	800	$0
Total warrants (Cost $0)			0

		Yield
Short-term investments: 13.60%
Investment companies: 13.60%
Allspring Government Money Market Fund Select Class♠∞		5.25%	65,732,372	65,732,372
Total short-term investments (Cost $65,732,372)				65,732,372
Total investments in securities (Cost $506,792,684)	113.55%			548,563,734

Securities sold short: (30.67)%
Common stocks: (30.67)%
Australia: (0.68)%
De Grey Mining Ltd. (Materials, Metals & mining)†	(4,104,970)	(3,291,481)
Canada: (2.56)%
Ballard Power Systems, Inc. (Industrials, Electrical equipment)†	(240,599)	(545,450)
CAE, Inc. (Industrials, Aerospace & defense)†	(20,100)	(365,706)
Energy Fuels, Inc. (Energy, Oil, gas & consumable fuels)†	(79,500)	(455,470)
Filo Corp. (Materials, Metals & mining)†	(118,100)	(2,732,984)
First Quantum Minerals Ltd. (Materials, Metals & mining)	(374,100)	(4,579,213)
Franco-Nevada Corp. (Materials, Metals & mining)	(17,400)	(2,242,283)
Teck Resources Ltd. Class B (Materials, Metals & mining)	(29,300)	(1,436,297)
(12,357,403)
Denmark: (0.25)%
Orsted AS (Utilities, Electric utilities)144A†	(20,128)	(1,199,710)
France: (1.39)%
Edenred SE (Financials, Financial services)	(95,047)	(3,957,640)
Sartorius Stedim Biotech (Health care, Life sciences tools & services)	(13,954)	(2,784,529)
(6,742,169)
Germany: (0.95)%
Delivery Hero SE (Consumer discretionary, Hotels, restaurants & leisure)144A†	(155,608)	(3,461,995)
Infineon Technologies AG (Information technology, Semiconductors & semiconductor equipment)	(19,417)	(674,510)
MTU Aero Engines AG (Industrials, Aerospace & defense)	(1,581)	(447,682)
(4,584,187)
Italy: (0.68)%
Amplifon SpA (Health care, Health care providers & services)	(104,243)	(3,310,799)
See accompanying notes to portfolio of investments
6 | Allspring Global Long/Short Equity Fund

Portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Japan: (3.57)%
Astellas Pharma, Inc. (Health care, Pharmaceuticals)	(515,800)	$(5,982,223)
Eisai Co. Ltd. (Health care, Pharmaceuticals)	(106,400)	(4,057,662)
M3, Inc. (Health care, Health care technology)	(243,900)	(2,277,357)
Omron Corp. (Information technology, Electronic equipment, instruments & components)	(26,500)	(982,987)
Rohm Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	(69,300)	(944,852)
Shiseido Co. Ltd. (Consumer staples, Personal care products)	(96,500)	(3,015,764)
(17,260,845)
Singapore: (0.12)%
Singapore Telecommunications Ltd. (Communication services, Diversified telecommunication services)	(249,100)	(577,082)
Sweden: (3.75)%
Beijer Ref AB (Industrials, Trading companies & distributors)	(170,617)	(2,709,335)
EQT AB (Financials, Capital markets)	(194,774)	(6,306,759)
Lifco AB Class B (Industrials, Industrial conglomerates)	(44,539)	(1,321,316)
Nibe Industrier AB Class B (Industrials, Building products)	(1,098,849)	(4,828,611)
Sagax AB Class B (Real estate, Real estate management & development)	(119,085)	(2,941,922)
(18,107,943)
United Kingdom: (1.46)%
Ashtead Group PLC (Industrials, Trading companies & distributors)	(53,341)	(3,849,481)
Croda International PLC (Materials, Chemicals)	(19,559)	(1,016,954)
ITM Power PLC (Industrials, Electrical equipment)†	(1,727,014)	(1,160,972)
Legal & General Group plc (Financials, Insurance)	(173,798)	(518,375)
Oxford Nanopore Technologies PLC (Health care, Life sciences tools & services)†	(313,173)	(486,340)
(7,032,122)
United States: (15.26)%
Albemarle Corp. (Materials, Chemicals)	(22,790)	(2,134,739)
Applied Digital Corp. (Information technology, IT services)†	(134,864)	(655,439)
Boeing Co. (Industrials, Aerospace & defense)†	(32,270)	(6,150,662)
Caesars Entertainment, Inc. (Consumer discretionary, Hotels, restaurants & leisure)†	(32,794)	(1,310,120)
Clear Channel Outdoor Holdings, Inc. (Communication services, Media)†	(633,496)	(1,051,603)
Confluent, Inc. Class A (Information technology, Software)†	(72,325)	(1,809,572)
Enovix Corp. (Industrials, Electrical equipment)†	(31,945)	(460,327)
Enphase Energy, Inc. (Information technology, Semiconductors & semiconductor equipment)†	(26,535)	(3,054,444)
Exact Sciences Corp. (Health care, Biotechnology)†	(102,487)	(4,681,606)
Freyr Battery, Inc. (Industrials, Electrical equipment)†	(95,888)	(172,598)
FuelCell Energy, Inc. (Industrials, Electrical equipment)†	(1,418,973)	(718,568)
Globalstar, Inc. (Communication services, Diversified telecommunication services)†	(74,457)	(90,093)
See accompanying notes to portfolio of investments
Allspring Global Long/Short Equity Fund | 7

Portfolio of investments—July 31, 2024 (unaudited)

		Shares	Value
United States(continued)
IonQ, Inc. (Information technology, Technology hardware, storage & peripherals)†		(124,959)	$(1,018,416)
Joby Aviation, Inc. (Industrials, Passenger airlines)†		(516,400)	(3,088,072)
Kura Sushi USA, Inc. Class A (Consumer discretionary, Hotels, restaurants & leisure)†		(2,460)	(141,425)
Lemonade, Inc. (Financials, Insurance)†		(46,654)	(841,172)
Lightwave Logic, Inc. (Information technology, Electronic equipment, instruments & components)†		(102,861)	(355,899)
Luminar Technologies, Inc. (Consumer discretionary, Automobile components)†		(940,395)	(1,561,056)
MicroVision, Inc. (Information technology, Electronic equipment, instruments & components)†		(773,350)	(827,485)
Moderna, Inc. (Health care, Biotechnology)†		(50,522)	(6,023,233)
MongoDB, Inc. (Information technology, IT services)†		(14,598)	(3,683,951)
MP Materials Corp. (Materials, Metals & mining)†		(153,523)	(2,075,631)
NextDecade Corp. (Energy, Oil, gas & consumable fuels)†		(258,404)	(2,095,656)
Phreesia, Inc. (Health care, Health care technology)†		(28,871)	(720,331)
Pliant Therapeutics, Inc. (Health care, Pharmaceuticals)†		(59,846)	(856,396)
Plug Power, Inc. (Industrials, Electrical equipment)†		(643,980)	(1,590,631)
PureCycle Technologies, Inc. (Materials, Chemicals)†		(99,018)	(763,429)
QuantumScape Corp. (Consumer discretionary, Automobile components)†		(375,210)	(2,423,857)
Redfin Corp. (Real estate, Real estate management & development)†		(174,691)	(1,421,985)
Revance Therapeutics, Inc. (Health care, Pharmaceuticals)†		(134,592)	(508,758)
Rivian Automotive, Inc. Class A (Consumer discretionary, Automobiles)†		(102,437)	(1,680,991)
Roblox Corp. Class A (Communication services, Entertainment)†		(62,956)	(2,613,933)
Schrodinger, Inc. (Health care, Health care technology)†		(40,770)	(908,356)
Southwest Airlines Co. (Industrials, Passenger airlines)		(31,098)	(837,780)
Targa Resources Corp. (Energy, Oil, gas & consumable fuels)		(3,901)	(527,727)
Tesla, Inc. (Consumer discretionary, Automobiles)†		(4,903)	(1,137,839)
Toast, Inc. Class A (Financials, Financial services)†		(204,254)	(5,343,285)
Trade Desk, Inc. Class A (Communication services, Media)†		(15,100)	(1,357,188)
Triumph Group, Inc. (Industrials, Aerospace & defense)†		(21,223)	(347,845)
Unity Software, Inc. (Information technology, Software)†		(275,158)	(4,501,585)
Upstart Holdings, Inc. (Financials, Consumer finance)†		(77,383)	(2,161,307)
(73,704,990)
Total securities sold short (Proceeds $(159,301,774))	(30.67)%		(148,168,731)
Other assets and liabilities, net	17.12		82,682,032
Total net assets	100.00%		$483,077,035

†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for securities sold short.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
8 | Allspring Global Long/Short Equity Fund

Portfolio of investments—July 31, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$29,550,411	$159,028,387	$(122,846,426)	$0	$0	$65,732,372	65,732,372	$2,048,393
See accompanying notes to portfolio of investments
Allspring Global Long/Short Equity Fund | 9

Notes to portfolio of investments—July 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2024, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Short sales
The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.
The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such borrowed securities during the period of the loan are recorded as an expense. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in
10 | Allspring Global Long/Short Equity Fund

Notes to portfolio of investments—July 31, 2024 (unaudited)
active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Global Long/Short Equity Fund | 11

Notes to portfolio of investments—July 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$10,409,168	$0	$10,409,168
Canada	14,974,726	0	0	14,974,726
Denmark	0	10,052,585	0	10,052,585
France	0	11,175,945	0	11,175,945
Germany	0	11,246,464	0	11,246,464
Hong Kong	0	7,569,996	0	7,569,996
Ireland	3,558,490	0	0	3,558,490
Israel	305,811	0	0	305,811
Italy	0	2,851,677	0	2,851,677
Japan	0	42,335,698	0	42,335,698
Netherlands	680,610	6,251,714	0	6,932,324
Norway	0	280,091	0	280,091
Singapore	0	1,223,027	0	1,223,027
Spain	0	114,569	0	114,569
Sweden	0	14,190,096	0	14,190,096
Switzerland	91,024	10,402,338	0	10,493,362
United Kingdom	1,269,256	27,442,770	0	28,712,026
United States	306,240,016	0	0	306,240,016
Preferred stocks
Germany	0	165,291	0	165,291
Warrants
Canada	0	0	0	0
Short-term investments
Investment companies	65,732,372	0	0	65,732,372
Total assets	$392,852,305	$155,711,429	$0	$548,563,734
Liabilities
Securities sold short
Common stocks
Australia	$0	$3,291,481	$0	$3,291,481
Canada	12,357,403	0	0	12,357,403
Denmark	0	1,199,710	0	1,199,710
France	0	6,742,169	0	6,742,169
Germany	0	4,584,187	0	4,584,187
Italy	0	3,310,799	0	3,310,799
Japan	0	17,260,845	0	17,260,845
Singapore	0	577,082	0	577,082
Sweden	0	18,107,943	0	18,107,943
United Kingdom	486,340	6,545,782	0	7,032,122
United States	73,704,990	0	0	73,704,990
Total liabilities	$86,548,733	$61,619,998	$0	$148,168,731
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At July 31, 2024, the Fund did not have any transfers into/out of Level 3.
12 | Allspring Global Long/Short Equity Fund